Subsequent Events (Details) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	May 07, 2019	May 16, 2016	Apr. 30, 2019	Mar. 31, 2019	Jun. 30, 2016
Subsequent Events (Textual)
Description of reverse stock split		Certificate of Change with the Secretary of State of Nevada that effected a 1-for-4 (1:4) reverse stock split of its common stock, par value $0.001 per share.
Rights offering for a maximum gross proceeds				$ 8,000,000
Warrants price				$ 0.50
Warrants price per unit				$ 1,000
Subsequent Event [Member]
Subsequent Events (Textual)
Description of reverse stock split	The Company filed a Certificate of Change with the Secretary of State of Nevada that effected a 1-for-10 (1:10) reverse stock split of its common stock, par value $0.001 per share, which became effective on May 8, 2019. Pursuant to the Certificate of Change, the Company's authorized common stock was decreased in the same proportion as the split resulting in a decrease from 70,000,000 authorized shares of common stock to 7,000,000 shares authorized. The par value of its common stock was unchanged at $0.001 per share, post-split. All common shares, warrants, stock options, conversion ratios, and per share information in these consolidated condensed interim financial statements give retroactive effect to the 1-for-10 reverse stock split.
Subsequent Event [Member] | Board of Directors [Member]
Subsequent Events (Textual)
Cancellation of PSU’s outstanding			120,000
Series B Preferred Stock [Member]
Subsequent Events (Textual)
Common stock new for services					902,238
2017 Omnibus Plan [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Shares of common stock available for issuance			367,317
Reduced shares of common stock available for issuance			14,217
Reserve will be increased back shares			367,317